Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	December 31,
	2019	2018
Accrued interest	$359	$1,921
Accrued banking fees	700	700
Accrued severance	-	193
Accrued payroll	1	731
Accrued professional fees	2,364	230
Accounts payable	1,140	3,715
Other accrued expenses	347	852
Total accounts payable and accrued expenses	$4,911	$8,342